Income Taxes (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Net operating loss carryforwards	$ 85,428,939	$ 85,026,388
Other temporary differences	627,656	5,680
Total Deferred Tax Assets	86,056,595	85,032,068
Valuation Allowance	(85,579,584)	(84,336,137)
Intangible assets	(378,672)	(623,708)
Other temporary differences	(98,339)	(72,223)
Total Deferred Tax Liabilities	(477,011)	(695,931)
Net Deferred Income Taxes	$ 0	$ 0